CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Premiums, reinsurance ceded	$ 447	$ 485	$ 528
Contract charges, reinsurance ceded	283	291	278
Contract benefits, reinsurance ceded	631	673	601
Interest credited to contractholder funds, reinsurance ceded	$ 27	$ 32	$ 32